SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2017
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS

19 SUBSEQUENT EVENTS

(a) Acquisition of Guangzhou 2

        On October 10, 2017, the Company consummated an acquisition of all equity interests in a target group from a third party for an aggregate purchase price of RMB233,984. The target group owns a data center in Guangzhou, China (Guangzhou 2).

(b) Private Placement

        In October 2017, the Company issued 64,257,028 Class A ordinary shares to CyrusOne Inc., a third party investor, at the price of $1.55625 per share for a total consideration of US$100,000.

(c) Conversion of Convertible Bonds due 2019

        In November 2017, the bond holders of the Convertible Bonds due 2019, exercised the right to convert 100% of the principal amount of the bonds, together with the accrued interest thereon into 97,870,263 newly issued Class A ordinary shares at the conversion price of $1.675262 per ordinary share pursuant to the terms of the bonds.

(d) New Project Loan Facilities and Financing Arrangement

        In October 2017, a subsidiary of the Company entered into a 42-month facility agreement with a third-party bank and fully drew down the loans under such facility of US$25,000 (RMB166,000) up to January 23, 2018, the date these condensed consolidated financial statements are issued. The effective interest rate of the loans is 5.6% (three-month LIBOR+4.25%) not taking into consideration of issuance cost.

        In November 2017, a subsidiary of the Company entered into a 5-year facility agreement with a third-party bank for RMB180,000, and drew down RMB175,782 under such facilities up to January 23, 2018. The loans bear an effective interest rate from 5.655% to 6.1750% not taking into consideration of issuance cost.

        In November 2017, a subsidiary of the Company entered into a 6-year facility agreement with a third-party bank for RMB428,000 for replacement of an existing loan and drew down RMB402,251 under such facility net of repayment up to January 23, 2018. The loans bear an effective interest rate of 6.37%.

        In December 2017, a subsidiary of the Company entered into a 7-year facility agreement with a third-party bank for RMB1,010,000 and drew down RMB845,000 under such facility up to January 23, 2018, with an effective interest rate of 7.35% not taking into consideration of issuance cost. The facility is for the purpose of i) repayment of an existing loan, ii) construction of the data center projects and iii) supplement of working capital.

        In November 2017, a subsidiary of the Company entered into a financing arrangement with a third-party financer, which was amended in December 2017. Under such arrangement, the subsidiary assigned certain existing and future receivables as security in exchange for a cash payment of RMB200,000 which had been received by the subsidiary as of January 23, 2018. The subsidiary is obligated to repay RMB200,000 together with an effective interest rate of 9.70% per annum within 5 years.

        In December 2017, a subsidiary of the Company entered into a 10-year facility agreement with a third-party bank for RMB100,000 and drew down RMB57,067 under such facility up to January 23, 2018. The loans bear an effective interest rate of 5.88% not taking into consideration of issuance cost.